CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Charles Street Trust, Inc. (1933 Act File No. 333-44423; 1940 Act File No. 811-08611) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statements of additional information used with respect to Class A, Class C, Class R, Class R1, Class FI and Class I of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Class A, Class C, Class FI, Class I and Class IS of Legg Mason Global Opportunities Bond Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 27 to the Registrant’s Registration Statement (“Amendment No. 27”), and (b) that Amendment No. 27 was filed electronically.

Dated as of: May 5, 2010	By: /s/ Richard C. Wachterman
Name: Richard C. Wachterman
Title: Assistant Secretary